Schwab Capital Trust
Schwab Fundamental Global Real Estate Index Fund

Portfolio Holdings as of November 30, 2022 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.1% OF NET ASSETS

Australia 3.7%
Charter Hall Group	11,274	108,895
Charter Hall Retail REIT	24,954	69,318
Cromwell Property Group	117,012	56,261
Dexus	49,931	274,126
Goodman Group	37,183	491,929
Mirvac Group	365,622	561,054
REA Group Ltd.	950	80,943
Region RE Ltd.	45,556	86,458
Scentre Group	471,207	961,115
Stockland	276,153	721,000
The GPT Group	91,371	281,691
Vicinity Ltd.	330,927	460,745
Waypoint REIT Ltd.	24,720	47,116
		4,200,651

Austria 0.1%
CA Immobilien Anlagen AG	2,155	71,240
IMMOFINANZ AG *	2,682	34,628
S IMMO AG	576	8,652
		114,520

Belgium 0.2%
Aedifica S.A.	446	35,146
Cofinimmo S.A.	1,305	113,954
Warehouses De Pauw CVA	2,407	64,316
		213,416

Brazil 0.3%
BR Malls Participacoes S.A.	72,422	122,114
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	43,781	121,151
Multiplan Empreendimentos Imobiliarios S.A.	15,900	70,257
		313,522

Canada 2.5%
Allied Properties Real Estate Investment Trust	6,342	123,808
Altus Group Ltd.	1,707	67,549
Artis Real Estate Investment Trust	15,181	104,619
Boardwalk Real Estate Investment Trust	2,694	99,817
Canadian Apartment Properties REIT	7,210	234,232
Chartwell Retirement Residences	18,077	111,810
Choice Properties Real Estate Investment Trust	11,877	130,058
Colliers International Group, Inc.	1,083	102,266
Crombie Real Estate Investment Trust	6,356	76,878
SECURITY	NUMBER OF SHARES	VALUE ($)
Dream Industrial Real Estate Investment Trust	4,778	42,944
Dream Office Real Estate Investment Trust	6,825	78,542
First Capital Real Estate Investment Trust	20,359	259,567
FirstService Corp.	939	121,651
Granite Real Estate Investment Trust	1,487	88,094
H&R Real Estate Investment Trust	35,585	329,091
Killam Apartment Real Estate Investment Trust	5,451	68,890
NorthWest Healthcare Properties Real Estate Investment Trust	9,731	73,354
RioCan Real Estate Investment Trust	28,333	445,273
SmartCentres Real Estate Investment Trust	9,771	199,757
Tricon Residential, Inc.	6,127	52,518
		2,810,718

China 11.5%
Agile Group Holdings Ltd. *(a)	1,243,000	409,370
C&D International Investment Group Ltd.	23,719	56,253
China Aoyuan Group Ltd. *(a)(b)	729,127	55,075
China Evergrande Group *(b)	4,094,000	432,412
China Jinmao Holdings Group Ltd.	1,757,000	416,169
China Merchants Shekou Industrial Zone Holdings Co., Ltd., A Shares	68,100	148,729
China Overseas Grand Oceans Group Ltd.	294,000	136,255
China Overseas Land & Investment Ltd.	741,500	2,026,168
China Resources Land Ltd.	376,000	1,746,488
China SCE Group Holdings Ltd. *	1,237,000	113,957
China South City Holdings Ltd. *	1,400,000	102,943
China Vanke Co., Ltd., A Shares	153,900	411,491
China Vanke Co., Ltd., H Shares	437,500	908,063
CIFI Holdings Group Co., Ltd. *(a)	791,440	122,411
Country Garden Holdings Co., Ltd. *(a)	3,232,000	1,264,041
Country Garden Services Holdings Co., Ltd.	30,400	76,014
Evergrande Property Services Group Ltd. *(b)	51,000	7,509
Fantasia Holdings Group Co., Ltd. *(b)	2,614,500	33,472
Gemdale Corp., A Shares	46,000	76,440
Gemdale Properties & Investment Corp., Ltd.	1,310,000	102,953
Greentown China Holdings Ltd.	114,000	195,939
Guangzhou R&F Properties Co., Ltd., H Shares *	2,706,622	684,831
Hopson Development Holdings Ltd. *	141,082	160,699
Kaisa Group Holdings Ltd. *(b)	1,271,000	68,343
KE Holdings, Inc., ADR *	3,959	66,986
KWG Group Holdings Ltd. *	648,000	150,244
Longfor Group Holdings Ltd.	206,500	629,161
Midea Real Estate Holding Ltd.	52,000	74,753
Poly Developments and Holdings Group Co., Ltd., A Shares	107,400	253,710
Poly Property Group Co., Ltd	1,135,000	283,239
RiseSun Real Estate Development Co., Ltd., A Shares *	108,100	40,047

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Ronshine China Holdings Ltd. *	617,000	58,186
Seazen Group Ltd. *	794,000	361,401
Seazen Holdings Co., Ltd., A Shares *	21,000	68,657
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., A Shares	77,300	111,643
Shenzhen Investment Ltd.	861,563	140,896
Shinsun Holdings Group Co., Ltd. *(a)	858,000	42,205
Sino-Ocean Group Holding Ltd.	1,937,500	246,982
Times China Holdings Ltd. *(a)	813,498	147,230
Yuexiu Property Co., Ltd.	275,000	349,028
Yuzhou Group Holdings Co., Ltd. *(a)	2,715,963	121,077
Zhenro Properties Group Ltd. *	1,510,000	65,380
		12,966,850

France 1.5%
Altarea S.C.A.	322	45,388
Carmila S.A.	2,897	41,473
Covivio	4,217	244,188
Gecina S.A.	2,808	274,705
ICADE	4,569	189,286
Klepierre S.A. *	22,272	516,092
Mercialys S.A.	12,561	120,534
Nexity S.A.	11,268	284,310
		1,715,976

Germany 1.6%
ADLER Group S.A. *	15,216	28,689
Aroundtown S.A.	64,889	157,289
Deutsche Euroshop AG	1,641	36,400
Deutsche Wohnen SE	5,347	115,832
DIC Asset AG	3,416	27,006
Grand City Properties S.A.	8,851	88,684
LEG Immobilien SE	3,193	204,874
PATRIZIA SE	3,129	30,911
TAG Immobilien AG	13,469	81,230
Vonovia SE	40,963	1,017,476
		1,788,391

Hong Kong 7.9%
CK Asset Holdings Ltd.	271,250	1,623,565
Fortune Real Estate Investment Trust	107,000	76,191
Hang Lung Properties Ltd.	175,000	323,425
Henderson Land Development Co., Ltd.	118,866	391,846
Hongkong Land Holdings Ltd.	109,127	440,316
Hysan Development Co., Ltd.	51,500	135,993
Kerry Properties Ltd.	149,500	285,799
Link REIT	87,400	590,369
New World Development Co., Ltd.	328,460	781,517
Powerlong Real Estate Holdings Ltd.	979,000	159,403
Sino Land Co., Ltd.	294,583	368,435
Sun Hung Kai Properties Ltd.	195,642	2,360,081
Swire Properties Ltd.	84,400	190,090
The Wharf Holdings Ltd.	188,000	508,618
Wharf Real Estate Investment Co., Ltd.	139,200	645,979
		8,881,627

Japan 11.6%
Activia Properties, Inc.	27	83,827
Advance Residence Investment Corp.	46	115,068
Aeon Mall Co., Ltd.	21,800	263,276
AEON REIT Investment Corp.	75	87,056
Comforia Residential REIT, Inc.	19	43,560
Daito Trust Construction Co., Ltd.	14,770	1,648,106
Daiwa House REIT Investment Corp.	60	134,033
Daiwa Office Investment Corp.	10	49,305
SECURITY	NUMBER OF SHARES	VALUE ($)
Daiwa Securities Living Investments Corp.	60	51,448
Frontier Real Estate Investment Corp.	17	65,385
Fukuoka REIT Corp.	45	57,008
GLP J-REIT	99	111,248
Heiwa Real Estate Co., Ltd.	2,700	80,614
Hulic Co., Ltd.	36,100	304,846
Hulic REIT, Inc.	37	46,421
Industrial & Infrastructure Fund Investment Corp.	46	53,269
Invincible Investment Corp.	193	67,123
Japan Excellent, Inc.	68	67,548
Japan Hotel REIT Investment Corp.	162	88,333
Japan Logistics Fund, Inc.	25	58,360
Japan Metropolitan Fund Invest	305	244,666
Japan Prime Realty Investment Corp.	37	105,919
Japan Real Estate Investment Corp.	51	225,966
Kenedix Office Investment Corp.	35	86,015
Kenedix Residential Next Investment Corp.	28	42,553
Kenedix Retail REIT Corp.	23	44,425
Mitsubishi Estate Co., Ltd.	126,400	1,784,838
Mitsui Fudosan Co., Ltd.	110,900	2,248,284
Mori Hills Reit Investment Corp.	45	52,899
Mori Trust Sogo REIT, Inc.	42	44,775
Nippon Accommodations Fund, Inc.	14	63,798
Nippon Building Fund, Inc.	52	242,556
Nippon Kanzai Co., Ltd.	2,100	38,925
Nippon Prologis REIT, Inc.	48	118,060
NIPPON REIT Investment Corp.	18	47,966
Nomura Real Estate Holdings, Inc.	20,400	494,137
Nomura Real Estate Master Fund, Inc.	214	268,338
NTT UD REIT Investment Corp.	51	54,664
Open House Group Co., Ltd.	5,700	241,717
Orix JREIT, Inc.	116	163,266
Pressance Corp.	3,500	40,768
Relo Group, Inc.	7,900	131,669
SAMTY Co., Ltd.	3,700	61,433
Sekisui House REIT, Inc.	110	64,439
Starts Corp., Inc.	6,600	132,939
Sumitomo Realty & Development Co., Ltd.	43,400	1,181,927
Sun Frontier Fudousan Co., Ltd.	5,100	43,690
Takara Leben Co., Ltd.	30,400	86,438
Tokyo Tatemono Co., Ltd.	25,900	363,660
Tokyu Fudosan Holdings Corp.	123,300	669,578
Tokyu REIT, Inc.	33	51,762
United Urban Investment Corp.	168	188,628
		13,106,532

Mexico 0.6%
Corp. Inmobiliaria Vesta S.A.B. de C.V.	24,800	55,464
FIBRA Macquarie Mexico	80,900	120,759
Fibra Uno Administracion S.A. de C.V.	341,000	423,643
PLA Administradora Industrial S. de R.L de C.V.	76,700	111,229
		711,095

Netherlands 1.0%
Eurocommercial Properties N.V. *	5,155	124,348
Unibail-Rodamco-Westfield *	17,099	921,652
Wereldhave N.V.	7,813	109,001
		1,155,001

Philippines 1.0%
AC Energy Corp.	84,210	10,628
Ayala Corp.	27,230	338,111
Ayala Land, Inc.	536,132	303,203
GT Capital Holdings, Inc.	20,470	159,530

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Megaworld Corp.	1,402,000	55,786
Robinsons Land Corp.	192,900	55,025
SM Prime Holdings, Inc.	297,000	192,530
		1,114,813

Singapore 1.7%
CapitaLand Ascendas REIT	133,688	275,496
CapitaLand Ascott Trust	128,500	89,817
CapitaLand China Trust	55,100	45,980
CapitaLand Integrated Commercial Trust	132,005	202,474
CapitaLand Investment Ltd.	106,138	288,253
City Developments Ltd.	48,800	299,808
Cromwell European Real Estate Investment Trust	21,500	34,439
Frasers Logistics & Commercial Trust	52,000	43,800
Manulife US Real Estate Investment Trust	76,200	29,868
Mapletree Industrial Trust	58,244	95,959
Mapletree Logistics Trust	85,031	101,336
Mapletree Pan Asia Commercial Trust	82,727	104,675
Suntec Real Estate Investment Trust	83,000	85,329
UOL Group Ltd.	41,580	205,050
		1,902,284

South Africa 1.1%
Fortress REIT Ltd., Class A *	136,892	87,871
Growthpoint Properties Ltd.	479,176	393,838
Hyprop Investments Ltd.	54,811	108,912
NEPI Rockcastle NV	35,524	210,118
Redefine Properties Ltd.	1,047,268	244,285
Resilient REIT Ltd.	29,544	91,162
Vukile Property Fund Ltd.	120,926	96,050
		1,232,236

Sweden 0.7%
Castellum AB	13,764	169,890
Fabege AB	9,455	78,934
Fastighets AB Balder, B Shares *	12,319	55,380
Hufvudstaden AB, A Shares	3,537	50,078
JM AB	11,662	188,244
Pandox AB *	6,697	83,597
Samhallsbyggnadsbolaget i Norden AB	23,547	43,077
Wallenstam AB, B Shares	11,196	44,710
Wihlborgs Fastigheter AB	12,002	94,814
		808,724

Switzerland 0.8%
Allreal Holding AG	1,114	169,810
Mobimo Holding AG	418	102,097
PSP Swiss Property AG	1,433	158,758
Swiss Prime Site AG	5,527	461,093
		891,758

Taiwan 0.4%
Chong Hong Construction Co., Ltd.	27,000	63,099
Farglory Land Development Co. Ltd	34,000	60,351
Highwealth Construction Corp.	107,533	156,456
Huaku Development Co., Ltd	28,000	81,004
Ruentex Development Co., Ltd	56,082	84,657
		445,567

Thailand 0.9%
AP Thailand PCL NVDR	328,861	94,667
Bangkok Land PCL, NVDR	1,737,400	51,970
SECURITY	NUMBER OF SHARES	VALUE ($)
Central Pattana PCL NVDR	123,800	256,110
Land & Houses PCL NVDR	922,911	252,020
LPN Development PCL, NVDR	384,000	49,996
Quality Houses PCL NVDR	1,007,400	63,638
Sansiri PCL NVDR	3,393,483	151,890
Supalai PCL NVDR	207,182	135,405
		1,055,696

United Arab Emirates 1.2%
Aldar Properties PJSC	265,225	344,254
Emaar Development PJSC *	97,520	111,817
Emaar Properties PJSC	514,388	855,226
		1,311,297

United Kingdom 1.8%
Assura plc	57,526	37,163
Big Yellow Group plc	4,762	63,089
Derwent London plc	4,026	115,073
Grainger plc	32,252	94,303
Great Portland Estates plc	13,408	80,910
Hammerson plc	344,900	100,761
Intu Properties plc *(b)	184,056	0
Land Securities Group plc	50,899	379,777
LondonMetric Property plc	15,739	33,576
LSL Property Services plc	11,098	31,433
NewRiver REIT plc	70,144	67,295
Primary Health Properties plc	28,275	38,227
Rightmove plc	19,029	129,126
Safestore Holdings plc	5,780	63,813
Savills plc	14,721	169,065
Segro plc	18,579	179,795
Sirius Real Estate Ltd.	37,384	37,127
The British Land Co., plc	62,025	297,436
The Unite Group plc	5,679	63,598
Tritax Big Box REIT plc	34,148	59,682
Workspace Group plc	8,362	43,314
		2,084,563

United States 47.0%
Acadia Realty Trust	6,141	94,449
Agree Realty Corp.	912	63,794
Alexander & Baldwin, Inc. *	9,475	187,131
Alexandria Real Estate Equities, Inc.	3,786	589,139
American Assets Trust, Inc.	3,383	99,088
American Homes 4 Rent, Class A	7,359	243,362
American Tower Corp.	10,910	2,413,837
Americold Realty Trust, Inc.	10,141	302,709
Anywhere Real Estate, Inc. *	45,764	345,518
Apartment Income REIT Corp.	8,334	317,109
Apartment Investment & Management Co., Class A	7,076	59,297
Apple Hospitality REIT, Inc.	26,346	449,463
Ashford Hospitality Trust, Inc. *	7,180	46,742
AvalonBay Communities, Inc.	5,428	949,357
Boston Properties, Inc.	10,551	760,516
Brandywine Realty Trust	24,250	167,567
Brixmor Property Group, Inc.	24,343	564,271
Broadstone Net Lease, Inc.	2,746	46,600
Camden Property Trust	3,297	396,728
CareTrust REIT, Inc.	4,002	79,240
CBRE Group, Inc., Class A	22,168	1,764,573
Centerspace	921	59,404
Chatham Lodging Trust *	7,044	94,178
Corporate Office Properties Trust	9,296	258,150
CoStar Group, Inc. *	4,459	361,357
Cousins Properties, Inc.	7,201	189,962

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Crown Castle, Inc.	13,585	1,921,327
CubeSmart	6,351	262,868
Cushman & Wakefield plc *	9,514	108,650
DiamondRock Hospitality Co.	23,932	225,200
Digital Realty Trust, Inc.	9,606	1,080,291
DigitalBridge Group, Inc.	25,137	362,723
Diversified Healthcare Trust	204,063	202,022
Douglas Emmett, Inc.	11,923	206,506
Easterly Government Properties, Inc.	4,261	67,494
EastGroup Properties, Inc.	869	134,904
Elme Communities *	7,105	140,395
Empire State Realty Trust, Inc., Class A	21,584	166,413
EPR Properties	5,862	243,918
Equinix, Inc.	2,483	1,714,884
Equity Commonwealth	5,247	142,141
Equity LifeStyle Properties, Inc.	5,020	333,428
Equity Residential	16,753	1,086,600
Essential Properties Realty Trust, Inc.	2,033	47,186
Essex Property Trust, Inc.	2,390	526,708
Extra Space Storage, Inc.	2,943	472,911
Federal Realty Investment Trust	3,764	418,180
First Industrial Realty Trust, Inc.	3,616	182,789
Four Corners Property Trust, Inc.	2,125	57,672
Gaming & Leisure Properties, Inc.	10,061	529,309
Getty Realty Corp.	1,633	53,922
Global Net Lease, Inc.	9,594	129,807
Healthcare Realty Trust, Inc.	19,285	395,921
Healthpeak Properties, Inc.	28,732	754,502
Hersha Hospitality Trust, Class A	8,395	80,844
Highwoods Properties, Inc.	9,092	270,942
Host Hotels & Resorts, Inc.	84,872	1,607,476
Hudson Pacific Properties, Inc.	13,489	155,933
Industrial Logistics Properties Trust	7,110	28,938
Invitation Homes, Inc.	15,218	496,563
Iron Mountain, Inc.	22,823	1,239,974
JBG SMITH Properties	8,515	175,494
Jones Lang LaSalle, Inc. *	6,054	1,018,101
Kennedy-Wilson Holdings, Inc.	9,455	160,924
Kilroy Realty Corp.	6,067	262,216
Kimco Realty Corp.	26,922	617,052
Kite Realty Group Trust	11,313	257,936
Lamar Advertising Co., Class A	4,901	490,786
Life Storage, Inc.	2,255	242,390
LTC Properties, Inc.	2,420	95,082
LXP Industrial Trust	15,801	170,019
Marcus & Millichap, Inc.	1,900	70,756
Medical Properties Trust, Inc.	22,287	292,405
Mid-America Apartment Communities, Inc.	3,929	647,814
National Health Investors, Inc.	2,545	143,182
National Retail Properties, Inc.	7,245	335,878
National Storage Affiliates Trust	1,205	47,971
Newmark Group, Inc., Class A	9,300	78,864
Office Properties Income Trust	9,247	141,387
Omega Healthcare Investors, Inc.	15,600	472,368
Outfront Media, Inc.	16,255	297,304
Paramount Group, Inc.	31,617	206,143
Park Hotels & Resorts, Inc.	40,884	524,542
Pebblebrook Hotel Trust	11,475	191,059
Physicians Realty Trust	10,952	163,513
Piedmont Office Realty Trust, Inc., Class A	19,043	198,238
Prologis, Inc.	16,335	1,924,100
Public Storage	3,588	1,069,080
Realty Income Corp.	12,454	785,474
Regency Centers Corp.	7,707	511,976
Retail Opportunity Investments Corp.	7,355	112,164
Rexford Industrial Realty, Inc.	1,626	89,902
RLJ Lodging Trust	31,291	379,247
RPT Realty	9,049	101,349
Ryman Hospitality Properties, Inc.	2,907	266,078
SECURITY	NUMBER OF SHARES	VALUE ($)
Sabra Health Care REIT, Inc.	18,924	244,309
SBA Communications Corp.	1,325	396,572
Service Properties Trust	81,515	639,893
Simon Property Group, Inc.	19,726	2,356,073
SITE Centers Corp.	17,279	234,822
SL Green Realty Corp.	10,053	421,824
Spirit Realty Capital, Inc.	5,575	230,916
STAG Industrial, Inc.	5,064	166,656
STORE Capital Corp.	8,863	282,730
Summit Hotel Properties, Inc.	14,402	123,137
Sun Communities, Inc.	2,791	409,998
Sunstone Hotel Investors, Inc.	27,980	307,500
Tanger Factory Outlet Centers, Inc.	12,241	238,087
Terreno Realty Corp.	1,228	72,010
The GEO Group, Inc. *	54,360	642,535
The Howard Hughes Corp. *	1,525	113,673
The Macerich Co.	35,017	444,716
The Necessity Retail REIT, Inc.	10,327	68,984
UDR, Inc.	10,502	435,518
Uniti Group, Inc.	31,100	236,982
Urban Edge Properties	9,636	151,574
Ventas, Inc.	36,544	1,700,392
Veris Residential, Inc. *	9,644	154,883
VICI Properties, Inc.	14,068	481,126
Vornado Realty Trust	21,003	531,166
Welltower, Inc.	26,281	1,866,739
WP Carey, Inc.	6,618	521,498
Xenia Hotels & Resorts, Inc.	15,761	243,035
Zillow Group, Inc., Class A *	698	26,105
Zillow Group, Inc., Class C *	2,115	80,328
		53,117,457
Total Common Stocks (Cost $105,518,600)		111,942,694

INVESTMENT COMPANIES 0.0% OF NET ASSETS

United States 0.0%
iShares Core US REIT ETF	448	23,601
Total Investment Companies (Cost $23,069)		23,601

SHORT-TERM INVESTMENTS 1.9% OF NET ASSETS

Money Market Funds 1.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.66% (c)(d)	2,153,836	2,153,836
Total Short-Term Investments (Cost $2,153,836)		2,153,836
Total Investments in Securities (Cost $107,695,505)		114,120,131

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Dow Jones U.S. Real Estate Index, expires 12/16/22	15	519,150	7,329
MSCI EAFE Index, expires 12/16/22	2	197,980	4,288
MSCI Emerging Markets Index, expires 12/16/22	5	245,625	8,959
Net Unrealized Appreciation			20,576

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $1,979,711.
(b)	Fair-valued using significant unobservable inputs (see Notes for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
ETF —	Exchange traded fund
NVDR —	Non-Voting Depositary Receipt
REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$56,952,792	$—	$—	$56,952,792
Australia	—	4,200,651	—	4,200,651
Austria	—	114,520	—	114,520
Belgium	—	213,416	—	213,416
China	66,986	12,303,053	596,811	12,966,850
France	—	1,715,976	—	1,715,976
Germany	—	1,788,391	—	1,788,391
Hong Kong	—	8,881,627	—	8,881,627
Japan	—	13,106,532	—	13,106,532
Netherlands	—	1,155,001	—	1,155,001
Philippines	—	1,114,813	—	1,114,813
Singapore	—	1,902,284	—	1,902,284
South Africa	926,068	306,168	—	1,232,236
Sweden	—	808,724	—	808,724
Switzerland	—	891,758	—	891,758
Taiwan	—	445,567	—	445,567
Thailand	—	1,055,696	—	1,055,696
United Arab Emirates	—	1,311,297	—	1,311,297
United Kingdom	300,897	1,783,666	0*	2,084,563
Investment Companies[1]	23,601	—	—	23,601
Short-Term Investments[1]	2,153,836	—	—	2,153,836
Futures Contracts[2]	20,576	—	—	20,576
Total	$60,444,756	$53,099,140	$596,811	$114,140,707

*	Level 3 amount shown includes securities determined to have no value at November 30, 2022.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETF, which could be Level 1, Level 2 or Level 3.

Schwab Fundamental Global Real Estate Index Fund
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the Board) has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
• Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of the fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the net asset value (NAV) of the fund’s shares and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark.
• Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
• Mutual funds: Mutual funds are valued at their respective NAVs.
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments— Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, mutual funds, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs and investments in ETFs are valued daily at the last reported sale price or the official closing price. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by an underlying fund.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the valuation of the fund’s holdings

Schwab Fundamental Global Real Estate Index Fund
Notes to Portfolio Holdings (Unaudited) (continued)

may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG84516NOV22